Note 13 - Subsequent Events (Details Textual) - Subsequent Event [Member]	Jan. 13, 2017 USD ($)	Jan. 01, 2017 USD ($) a $ / ft²
Sublease Agreement for Relocation of Headquarters [Member]
Area of Real Estate Property | a		12,400
Operating Leases of Lessee, Period Following Delivery of Possession Triggering Commencement		120 days
Lessee Leasing Arrangements, Operating Leases, Term of Contract		3 years
Operating Leases, Monthly Rent Per Rentable Square Foot During First Year | $ / ft²		20.5
Operating Leases, Monthly Rent Per Rentable Square Foot During Second Year | $ / ft²		21.12
Operating Leases, Monthly Rent Per Rentable Square Foot During Third Year | $ / ft²		21.75
Security Deposit | $		$ 22,000
Operating Leases, Allowance for Certain Improvements | $		$ 88,000
First Amendment to the 2016 Loan Agreement [Member] | Western Alliance Bank [Member]
Debt Instrument, Covenant, Unrestricted Cash in Accounts to Indebtedness Ratio	1.25
First Amendment to the 2016 Loan Agreement [Member] | Western Alliance Bank [Member] | Minimum [Member]
Debt Instrument, Covenant, Minimum Unrestricted Cash in Accounts | $	$ 2,000,000